Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Successor
Revenues:
Total revenues		$ 54,000		$ 69,345
Operating expenses:
Lease operating expenses		19,454		25,345
Production taxes		2,945		3,968
Ad valorem taxes		850		1,208
Depletion, oil and gas properties		15,130		19,535
Depreciation and amortization, other property and equipment		859		1,122
Accretion of asset retirement obligation		1,150		1,518
General and administrative		7,164		8,864
Acquisition and transaction costs		544		768
Cost of field services revenue				4
Gain on sale of assets		(158)		(188)
Total operating expenses		47,938		62,144
Income (loss) from operations		6,062		7,201
Other income (expense):
Gain (loss) on commodity derivatives		24,823		(8,342)
Change in fair value of earnout liability		(2,972)		(2,876)
Loss on early extinguishment of debt		(4,475)		(4,475)
Interest expense		(4,286)		(6,001)
Other income (expense)		288		13
Total other income (expense)		13,378		(21,681)
Net income (loss) before income taxes		19,440		(14,480)
Income tax benefit (expense)		(3,961)		2,993
Net income (loss)		15,479		(11,487)
Net income (loss) attributable to non-controlling interests		1,054		(493)
Net income (loss) attributable to Presidio Production Company		14,425		(10,994)
Predecessor
Revenues:
Total revenues	$ 35,876		$ 42,623		$ 94,565
Operating expenses:
Lease operating expenses	12,277		20,244		39,199
Production taxes	2,098		2,214		5,203
Ad valorem taxes	758		1,359		2,643
Depletion, oil and gas properties	4,276		7,283		14,564
Depreciation and amortization, other property and equipment	673		759		1,549
Accretion of asset retirement obligation	643		1,027		2,035
General and administrative	48,649		1,195		17,701
Acquisition and transaction costs	6,993		353		775
Cost of field services revenue	9		(43)		136
Gain on sale of assets	(816)		(894)		(5,793)
Total operating expenses	75,560		33,497		78,012
Income (loss) from operations	(39,684)		9,126		16,553
Other income (expense):
Gain (loss) on commodity derivatives	(27,905)		22,580		4,056
Change in fair value of earnout liability
Loss on early extinguishment of debt
Interest expense	(3,920)		(6,115)		(12,434)
Other income (expense)	170		(157)		(293)
Total other income (expense)	(31,655)		16,308		(8,671)
Net income (loss) before income taxes	(71,339)		25,434		7,882
Income tax benefit (expense)			(962)		(962)
Net income (loss)	(71,339)		24,472		6,920
Net income (loss) attributable to non-controlling interests
Net income (loss) attributable to Presidio Production Company	(71,339)		24,472		6,920
Oil sales | Successor
Revenues:
Total revenues		30,673		39,476
Oil sales | Predecessor
Revenues:
Total revenues	12,017		20,580		43,062
Natural gas sales | Successor
Revenues:
Total revenues		7,645		9,675
Natural gas sales | Predecessor
Revenues:
Total revenues	17,497		10,754		26,790
Natural gas liquids sales | Successor
Revenues:
Total revenues		15,381		19,806
Natural gas liquids sales | Predecessor
Revenues:
Total revenues	6,207		11,015		24,080
Field services revenue | Successor
Revenues:
Total revenues		$ 301		$ 388
Field services revenue | Predecessor
Revenues:
Total revenues	$ 155		$ 274		$ 633
Class A Common Stock | Successor
Net income (loss) per Class A common stock:
Basic		$ 0.34		$ (0.61)
Diluted		$ 0.34		$ (0.61)
Weighted average Class A common stock outstanding:
Basic		26,756,317		26,751,925
Diluted		26,756,317		26,751,925
PIH Class A Unit | Predecessor
Net income (loss) per Class A common stock:
Basic	$ (616.17)		$ 211.37		$ 59.77
Diluted	$ (616.17)		$ 211.37		$ 59.77
Weighted average Class A common stock outstanding:
Basic	115,778		115,778		115,778
Diluted	115,778		115,778		115,778